Basis of Presentation and General Information, Vessels (Details)	12 Months Ended
Dec. 31, 2024 Vessel
Vessels Owned [Abstract]
Number of vessels owned	2
M/V Alfa [Member]
Vessels Owned [Abstract]
Vessel name	Alfa
Type	Panamax
Place built	Japan
Year built	2006
Employment	Index-linked time charter
Charter expiration	2025-10
Charter expiration	2026-02
M/V Bravo [Member]
Vessels Owned [Abstract]
Vessel name	Bravo
Type	Kamsarmax
Place built	Japan
Year built	2007
Employment	Index-linked time charter
Charter expiration	2025-08
Charter expiration	2025-11